Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values)	6 Months Ended
Jun. 30, 2023 EUR (€)
Changes in sensitive amounts from December 31
Changes in positive fair value movement	€ 166,000,000
Changes in negative fair value movement	€ 81,000,000
Percentage change in positive fair value movements	(0.09)
Percentage change in negative fair value movements	(0.06)
Percentage move in gross Level 3 assets and liabilities	(0.03)